Note 6 - Property and Equipment, Net (Details) - Property and Equipment, Net (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 689,496	$ 689,496	$ 740,603
Less: Accumulated depreciation and amortization	670,402	(642,619)	(543,885)
	19,094	46,877	196,718
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	522,745	522,745	573,852
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	148,759	148,759	148,759
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,992	$ 17,992	$ 17,992